Earnings (Loss) Per Share - Schedule of Diluted Earnings Per Share (Detail) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Earnings per Share [Abstract]
Profit (loss) attributable to AUO's shareholders	$ (18,767,191)	$ 13,071,646	$ 42,609,500
Weighted-average number of common shares outstanding during the year (including the effect of dilutive potential common stock):
Weighted-average number of common shares (basic)	9,597,268	9,624,245	9,624,245
Effect of employee remuneration in stock	0	164,609	347,903
Weighted-average number of common shares (diluted)	9,597,268	9,788,854	9,972,148
Diluted earnings (loss) per share (In dollars per share)	$ (1.96)	$ 1.34	$ 4.27